United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3266

                      (Investment Company Act File Number)


                  Federated Government Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2005 (unaudited)
    Principal                                                                                              Value
    Amount
                      U.S. Treasury--33.0%
 $  1,250,000         Notes, 5.625%, 2/15/2006 - 5/15/2008                                            $   1,290,645
    37,000,000    (1) Notes, 1.500%, 3/31/2006                                                            36,459,430
    450,000           Notes, 2.000%, 5/15/2006                                                            444,272
    1,100,000         Notes, 4.625%, 5/15/2006                                                            1,112,980
    31,000,000    (1) Notes, 2.500%, 5/31/2006                                                            30,728,750
    1,600,000         Notes, 2.375%, 8/15/2006                                                            1,579,504
    18,500,000    (1) Notes, 3.500%, 11/15/2006 - 2/15/2010                                               18,327,975
    21,100,000    (1) Notes, 3.000%, 12/31/2006 - 11/15/2007                                              20,912,734
    1,300,000         Notes, 2.250%, 2/15/2007                                                            1,271,972
    1,000,000         Notes, 3.750%, 3/31/2007                                                            1,002,660
    1,650,000         Notes, 4.375%, 5/15/2007                                                            1,675,014
    550,000           Notes, 6.625%, 5/15/2007                                                            581,455
    1,000,000         Notes, 3.250%, 8/15/2007                                                            992,810
    13,000,000    (1) Notes, 3.375%, 2/15/2008                                                            12,912,640
    750,000           Notes, 2.625%, 5/15/2008                                                            728,790
    10,850,000    (1) Notes, 3.125%, 9/15/2008 - 4/15/2009                                                10,665,401
    100,000           Notes, 3.625%, 1/15/2010                                                            99,516
    15,000,000    (1) Notes, 5.750%, 8/15/2010                                                            16,389,900
    15,000,000    (1) Notes, 3.875%, 2/15/2013                                                            15,018,750
    10,200,000        Bonds, 7.250%, 5/15/2016                                                            12,992,250
    16,200,000    (1) Bonds, 8.125%, 5/15/2021 - 8/15/2021                                                23,276,872
    22,000,000    (1) Bonds, 5.375%, 2/15/2031                                                            25,482,160
    8,096,640         U.S. Treasury Inflation Protected Note, 1.625%, 1/15/2015                           8,106,761
                      Total U.S. Treasury (identified cost $238,082,246)                                  242,053,241
                      Government Agencies--2.7%
                      Federal National Mortgage Association-2.7%
    20,000,000        3.125%, 7/15/2006 (IDENTIFIED COST $19,999,600)                                     19,895,400
                      Mortgage-Backed Securities--60.0%
                      Federal Home Loan Mortgage Corporation--25.5%
    35,857,026        4.500%, 5/1/2019                                                                    35,722,562
    46,554,003        5.000%, 10/1/2017 - 4/1/2034                                                        46,696,973
    78,287,207    (2) 5.500%, 8/1/2019 - 6/1/2035                                                         79,819,765
    6,075,105         6.000%, 9/1/2032 - 5/1/2034                                                         6,245,967
    15,829,293        7.000%, 9/1/2030 - 4/1/2032                                                         16,699,620
    1,636,752         7.500%, 6/1/2007 - 12/1/2015                                                        1,720,993
    495,034           8.000%, 2/1/2031                                                                    535,719
                      Total                                                                               187,441,599
                      Federal National Mortgage Association--30.1%
    7,181,372         4.500%, 6/1/2019                                                                    7,153,881
    58,498,150    (2) 5.000%, 9/1/2017 - 7/1/2035                                                         58,921,190
    50,885,639        5.500%, 3/1/2023 - 12/1/2034                                                        51,702,465
    68,422,112        6.000%, 5/1/2016 - 2/1/2033                                                         70,406,427
    25,876,460        6.500%, 6/1/2032 - 1/1/2033                                                         26,908,924
    1,075,373         7.000%, 1/1/2031 - 3/1/2032                                                         1,136,745
    3,615,404         7.500%, 7/1/2028 - 2/1/2030                                                         3,863,423
    881,628           8.000%, 2/1/2030 - 1/1/2031                                                         954,901
                      Total                                                                               221,047,956
                      Government National Mortgage Association--4.4%
    15,599,463        5.000%, 4/15/2033 - 6/15/2034                                                       15,749,428
    8,111,625         5.500%, 12/20/2014 - 5/20/2035                                                      8,280,970
    414,713           6.000%, 12/15/2013 - 5/15/2024                                                      431,872
    324,001           6.500%, 9/15/2013 - 5/20/2016                                                       340,309
    634,519           7.000%, 4/20/2016 - 10/15/2028                                                      675,032
    954,864           7.500%, 7/15/2029 - 1/15/2031                                                       1,028,637
    82,237            8.000%, 6/15/2017                                                                   89,840
    241,566           8.500%, 12/15/2029 - 11/15/2030                                                     262,609
    24,695            9.000%, 2/15/2009                                                                   26,086
    966,342           10.500%, 3/15/2016                                                                  1,116,088
    701,084           11.000%, 12/15/2009 - 10/15/2019                                                    819,143
    2,008,028         12.000%, 5/15/2011 - 1/15/2016                                                      2,372,472
    730,817           12.500%, 4/15/2010 - 7/15/2015                                                      855,966
    113,655           13.000%, 3/15/2011 - 11/15/2014                                                     135,592
                      Total                                                                               32,184,044
                      Total Mortgage-Backed Securities (identified cost $433,417,660)                     440,673,599
                      Collateralized Mortgage Obligations--3.3%
    6,579,614         CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034                 6,526,661
    6,151,936         First Horizon Mortgage Pass-Through Trust 2003-5, Class 1A14, 5.500%,               6,182,270
                      7/25/2033
    6,474,408         Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%,             6,506,520
                      12/25/2033
    5,230,481         Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1,                    5,230,360
                      4.630%, 1/25/2035
                      Total Collateralized Mortgage Obligations (identified cost $23,493,494)             24,445,811
                      Repurchase Agreements--31.6%
    6,608,000         Interest in $3,070,000,000 joint repurchase agreement with Barclays                 6,608,000
                      Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $6,608,565 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678
    17,000,000   (3,4)Interest in $297,500,000 joint repurchase agreement with Credit Suisse               7,000,000
                      First Boston LLC, 3.02%, dated 5/12/2005 to be purchased at $17,045,636 on 6/13/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $304,740,593
    104,000,000       Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas              104,000,000
                      Securities Corp, 3.08%, dated 5/31/2005 to be repurchased at
                      $104,008,898 on  6/1/2005, collateralized by U.S. Government Agency
                      Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572 (held as collateral for securities lending)
    104,551,000       Interest in $1,000,000,000 joint repurchase agreement with Goldman                  104,551,000
                      Sachs and Co., 3.08%, dated 5/31/2005 to be purchased at $104,559,945 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799
                      (held as collateral for securities lending)
                      Total Repurchase Agreements (at amortized cost)                                     232,159,000
                      Total Investments---130.6% (identified cost $947,152,000)(5)                        959,227,051
                      other assets and liabilities--net--(30.6)%                                         (224,642,078)
                      total net assets---100%                                                         $   734,584,973

1          Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $202,745,610                                              $208,551,000
           --------------------------------------------------------- -----------------------------------------------
2          All or a portion of this security is subject to a dollar roll transactions. Information regarding dollar roll transactions for the
           Fund for the quarter ended May 31, 2005, was as follows:
           ---------------------------------------------------------------------------------------------------------
           --------------------------------------------------------------------- -----------------------------------
           Maximum amount outstanding during the period                          $17,025,977
           --------------------------------------------------------------------- -----------------------------------
           --------------------------------------------------------------------- -----------------------------------
           Average amount outstanding during the period(1)                       $3,698,640
           --------------------------------------------------------------------- -----------------------------------
           --------------------------------------------------------------------- -----------------------------------
           Average shares outstanding during the period                          81,100,164
           --------------------------------------------------------------------- -----------------------------------
           --------------------------------------------------------------------- -----------------------------------
           Average debt per shares outstanding during the period                 $0.05
           --------------------------------------------------------------------- -----------------------------------
           ---------------------------------------------------------------------------------------------------------
           1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended May 31, 2005.
3          Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4          Security held as collateral for dollar transactions.
5          The cost of investments for federal tax purposes was $948,153,838.
           The net unrealized appreciation of investments for federal tax purposes was $11,073,213.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,406,414 and net unrealized depreciation from investment for those securities having an excess of cost over value of
           $1,333,201.

Note:         The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, other fixed income securities and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").







Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Government Income Securities, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005